Summary of Significant Accounting Policies - Contract Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable
Beginning balance	$ 23,373,969	$ 10,979,821
Increase/(Decrease), net	3,880,665	12,394,148
Ending balance	27,254,634	23,373,969
Beginning balance	344,361	521,640
Increase/(decrease), net	3,543,547	(177,279)
Ending balance	$ 3,887,908	$ 344,361